BANK BORROWINGS - Bonds (Details) - TRY (₺)			12 Months Ended
	Nov. 06, 2024	Oct. 10, 2024	Dec. 31, 2024	Aug. 01, 2024
BANK BORROWINGS
Issued securities			₺ 459,129,000
Bonds
BANK BORROWINGS
Issuance limit				₺ 1,050,000,000
Bonds issued on 10 October 2024
BANK BORROWINGS
Issued securities		₺ 286,956,000
Notional amount		₺ 250,000,000
Average annual effective interest rate (in percent)		51.50%
Bonds issued on 6 November 2024
BANK BORROWINGS
Issued securities	₺ 172,173,000
Notional amount	₺ 150,000,000
Average annual effective interest rate (in percent)	51.50%